Restatement from US GAAP to IFRS (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash	$ 819	$ 685
Receivables	2,041	1,516
Inventories	3,289	3,206
Total current assets	6,149	5,407
Non-current assets
Mineral properties	15,922	15,457
Mining rights	17,195	16,997	$ 16,475
Property, plant and equipment	13,233	15,635
Goodwill	4,009	4,009
Other financial assets	16	334
Deferred tax assets	0	2,841
Other receivables	3,544	3,814
Total non-current assets	53,919	59,087
Total assets	60,068	64,494
Current liabilities
Bank indebtedness	9,636	14,989
Accounts payable and accrued liabilities	4,384	5,992
Accounts payable with related parties	144	6,717
Loan payable and current portion of long-term debt	363	334
Total current liabilities	14,527	28,032
Non-current liabilities
Long-term debt	109	312
Long-term debt with related parties	14,808	11,708
Reclamation and remediation obligations	5,139	5,803	1,274
Deferred tax liabilities	4,023	4,795
Other long-term payables	57	56
Total non-current liabilities	24,136	22,674
Total liabilities	38,663	50,706
Shareholders’ equity
Capital stock	7,320	2,588	301	$ 31,886
Additional paid in capital			0	0
Contributed surplus	186,177	180,269	180,142	159,193
Accumulated deficit	(190,541)	(186,135)	(174,164)	(158,003)
Accumulated other comprehensive income	19,744	18,386	18,040	300
Total shareholders' equity attributable to the parent	22,700	15,108	24,319	33,376
Non-controlling interest	(1,295)	(1,320)	(937)	407
Total shareholders' equity	21,405	13,788	23,382	33,783
Total liabilities and shareholders’ equity	$ 60,068	64,494
As Reported US GAAP
Current assets
Cash		685
Receivables		1,516
Inventories		3,347
Total current assets		5,548
Non-current assets
Mineral properties		8,610
Mining rights		16,997
Property, plant and equipment		10,508
Goodwill		4,379
Other financial assets		334
Deferred tax assets		4,599
Other receivables		3,814
Total non-current assets		49,241
Total assets		54,789
Current liabilities
Bank indebtedness		14,989
Accounts payable and accrued liabilities		5,992
Accounts payable with related parties		6,717
Loan payable and current portion of long-term debt		334
Total current liabilities		28,032
Non-current liabilities
Long-term debt		312
Long-term debt with related parties		11,708
Asset retirement obligation		2,812
Reclamation and remediation obligations		0
Deferred tax liabilities		2,693
Other long-term payables		56
Total non-current liabilities		17,581
Total liabilities		45,613
Shareholders’ equity
Capital stock		2,588	301	31,868
Additional paid in capital		181,676	181,549	149,982
Contributed surplus		0	0	0
Accumulated deficit		(174,270)	(164,717)	(157,399)
Accumulated other comprehensive income		(575)	(519)	2,318
Total shareholders' equity attributable to the parent		9,419	16,614	26,769
Non-controlling interest		(243)	(121)	407
Total shareholders' equity		9,176	16,493	$ 27,176
Total liabilities and shareholders’ equity		54,789
Adjustment for Final PPA
Current assets
Cash		0
Receivables		0
Inventories		0
Total current assets		0
Non-current assets
Mineral properties		391
Mining rights		0
Property, plant and equipment		2,196
Goodwill		(1,706)
Other financial assets		0
Deferred tax assets		0
Other receivables		0
Total non-current assets		881
Total assets		881
Current liabilities
Bank indebtedness		0
Accounts payable and accrued liabilities		0
Accounts payable with related parties		0
Loan payable and current portion of long-term debt		0
Total current liabilities		0
Non-current liabilities
Long-term debt		0
Long-term debt with related parties		0
Asset retirement obligation		0
Deferred tax liabilities		1,050
Other long-term payables		0
Total non-current liabilities		1,050
Total liabilities		1,050
Shareholders’ equity
Capital stock		0
Additional paid in capital		0
Contributed surplus		0
Accumulated deficit		(169)
Accumulated other comprehensive income		0
Total shareholders' equity attributable to the parent		(169)
Non-controlling interest		0
Total shareholders' equity		(169)
Total liabilities and shareholders’ equity		881
Adjusted US GAAP
Current assets
Cash		685
Receivables		1,516
Inventories		3,347
Total current assets		5,548
Non-current assets
Mineral properties		9,001
Mining rights		16,997
Property, plant and equipment		12,704
Goodwill		2,673
Other financial assets		334
Deferred tax assets		4,599
Other receivables		3,814
Total non-current assets		50,122
Total assets		55,670
Current liabilities
Bank indebtedness		14,989
Accounts payable and accrued liabilities		5,992
Accounts payable with related parties		6,717
Loan payable and current portion of long-term debt		334
Total current liabilities		28,032
Non-current liabilities
Long-term debt		312
Long-term debt with related parties		11,708
Asset retirement obligation		2,812
Reclamation and remediation obligations		0
Deferred tax liabilities		3,743
Other long-term payables		56
Total non-current liabilities		18,631
Total liabilities		46,663
Shareholders’ equity
Capital stock		2,588
Additional paid in capital		181,676
Contributed surplus		0
Accumulated deficit		(174,439)
Accumulated other comprehensive income		(575)
Total shareholders' equity attributable to the parent		9,250
Non-controlling interest		(243)
Total shareholders' equity		9,007
Total liabilities and shareholders’ equity		55,670
Hyperinflationary Economies
Current assets
Cash		0
Receivables		0
Inventories		(141)
Total current assets		(141)
Non-current assets
Mineral properties		0
Mining rights		0
Property, plant and equipment		2,931
Goodwill		0
Other financial assets		0
Deferred tax assets		(1,758)
Other receivables		0
Total non-current assets		1,173
Total assets		1,032
Current liabilities
Bank indebtedness		0
Accounts payable and accrued liabilities		0
Accounts payable with related parties		0
Loan payable and current portion of long-term debt		0
Total current liabilities		0
Non-current liabilities
Long-term debt		0
Long-term debt with related parties		0
Asset retirement obligation		0
Deferred tax liabilities		1,052
Other long-term payables		0
Total non-current liabilities		1,052
Total liabilities		1,052
Shareholders’ equity
Capital stock		0	0
Additional paid in capital		0	0
Contributed surplus		0	0
Accumulated deficit		10	(7,005)
Accumulated other comprehensive income		0	9,836
Total shareholders' equity attributable to the parent		10	2,831
Non-controlling interest		(30)	(538)
Total shareholders' equity		(20)	2,293
Total liabilities and shareholders’ equity		1,032
Development and Exploration Costs
Current assets
Cash		0
Receivables		0
Inventories		0
Total current assets		0
Non-current assets
Mineral properties		6,456
Mining rights		0
Property, plant and equipment		0
Goodwill		0
Other financial assets		0
Deferred tax assets		0
Other receivables		0
Total non-current assets		6,456
Total assets		6,456
Current liabilities
Bank indebtedness		0
Accounts payable and accrued liabilities		0
Accounts payable with related parties		0
Loan payable and current portion of long-term debt		0
Total current liabilities		0
Non-current liabilities
Long-term debt		0
Long-term debt with related parties		0
Asset retirement obligation		0
Deferred tax liabilities		0
Other long-term payables		0
Total non-current liabilities		0
Total liabilities		0
Shareholders’ equity
Capital stock		0	0
Additional paid in capital		0	0
Contributed surplus		0	0
Accumulated deficit		6,687	(1,981)
Accumulated other comprehensive income		0	0
Total shareholders' equity attributable to the parent		6,687	(1,981)
Non-controlling interest		(231)	(220)
Total shareholders' equity		6,456	(2,201)
Total liabilities and shareholders’ equity		6,456
Reclamation and Remediation Obligations
Current assets
Cash		0
Receivables		0
Inventories		0
Total current assets		0
Non-current assets
Mineral properties		0
Mining rights		0
Property, plant and equipment		0
Goodwill		1,336
Other financial assets		0
Deferred tax assets		0
Other receivables		0
Total non-current assets		1,336
Total assets		1,336
Current liabilities
Bank indebtedness		0
Accounts payable and accrued liabilities		0
Accounts payable with related parties		0
Loan payable and current portion of long-term debt		0
Total current liabilities		0
Non-current liabilities
Long-term debt		0
Long-term debt with related parties		0
Reclamation and remediation obligations		2,991
Deferred tax liabilities		0
Other long-term payables		0
Total non-current liabilities		2,991
Total liabilities		2,991
Shareholders’ equity
Capital stock		0	0
Additional paid in capital		0	0
Contributed surplus		0	0
Accumulated deficit		(1,655)	58
Accumulated other comprehensive income		0	0
Total shareholders' equity attributable to the parent		(1,655)	58
Non-controlling interest		0	(58)
Total shareholders' equity		(1,655)	0
Total liabilities and shareholders’ equity		1,336
Presentation Differences
Current assets
Cash		0
Receivables		0
Inventories		0
Total current assets		0
Non-current assets
Mineral properties		0
Mining rights		0
Property, plant and equipment		0
Goodwill		0
Other financial assets		0
Deferred tax assets		0
Other receivables		0
Total non-current assets		0
Total assets		0
Current liabilities
Bank indebtedness		0
Accounts payable and accrued liabilities		0
Accounts payable with related parties		0
Loan payable and current portion of long-term debt		0
Total current liabilities		0
Non-current liabilities
Long-term debt		0
Long-term debt with related parties		0
Asset retirement obligation		(2,812)
Reclamation and remediation obligations		2,812
Deferred tax liabilities		0
Other long-term payables		0
Total non-current liabilities		0
Total liabilities		0
Shareholders’ equity
Capital stock		0	(18)
Additional paid in capital		(181,676)	(31,567)
Contributed surplus		180,269	20,949
Accumulated deficit		(16,738)	85
Accumulated other comprehensive income		18,961	10,741
Total shareholders' equity attributable to the parent		816	190
Non-controlling interest		(816)	0
Total shareholders' equity		0	$ 190
Total liabilities and shareholders’ equity		$ 0